Other assets - Summary Of Detailed Information About Other Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Other assets [member]
Statement [line items]
Amortisation expense	₨ 1,237	₨ 934